Cover	Apr. 07, 2026
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment 1
Entity Registrant Name	Auddia Inc.
Entity Central Index Key	0001554818
Entity Tax Identification Number	45-4257218
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1680 38th Street, Suite 130
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	303
Local Phone Number	219-9771
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Contact Personnel Name	Jeffrey Thramann